LHFI Considered Impaired (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	$ 4,150		$ 4,687
Amortized Cost	3,592	[1]	4,083	[2]
Related Allowance	448		605
Average Amortized Cost	3,751
Interest Income Recognized	132	[3]
Impaired Financing Receivables With No Related Allowance [Member] | Commercial Portfolio Segment
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	196		263
Amortized Cost	163	[1]	205	[2]
Related Allowance	0		0
Average Amortized Cost	212
Interest Income Recognized	5	[3]
Impaired Financing Receivables With No Related Allowance [Member] | Commercial Portfolio Segment | Commercial and Industrial
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	93		86
Amortized Cost	73	[1]	67	[2]
Related Allowance	0		0
Average Amortized Cost	109
Interest Income Recognized	3	[3]
Impaired Financing Receivables With No Related Allowance [Member] | Commercial Portfolio Segment | Commercial Real Estate
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	58		110
Amortized Cost	50	[1]	86	[2]
Related Allowance	0		0
Average Amortized Cost	56
Interest Income Recognized	1	[3]
Impaired Financing Receivables With No Related Allowance [Member] | Commercial Portfolio Segment | Commercial Construction
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	45		67
Amortized Cost	40	[1]	52	[2]
Related Allowance	0		0
Average Amortized Cost	47
Interest Income Recognized	1	[3]
Impaired Financing Receivables with Related Allowance [Member] | Commercial Portfolio Segment
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	319		899
Amortized Cost	249	[1]	701	[2]
Related Allowance	34		175
Average Amortized Cost	292
Interest Income Recognized	5	[3]
Impaired Financing Receivables with Related Allowance [Member] | Commercial Portfolio Segment | Commercial and Industrial
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	76		123
Amortized Cost	67	[1]	96	[2]
Related Allowance	9		18
Average Amortized Cost	68
Interest Income Recognized	1	[3]
Impaired Financing Receivables with Related Allowance [Member] | Commercial Portfolio Segment | Commercial Real Estate
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	111		103
Amortized Cost	82	[1]	81	[2]
Related Allowance	15		19
Average Amortized Cost	103
Interest Income Recognized	2	[3]
Impaired Financing Receivables with Related Allowance [Member] | Commercial Portfolio Segment | Commercial Construction
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	132		673
Amortized Cost	100	[1]	524	[2]
Related Allowance	10		138
Average Amortized Cost	121
Interest Income Recognized	2	[3]
Impaired Financing Receivables with Related Allowance [Member] | Residential Mortgage Loans
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	3,596		3,514
Amortized Cost	3,141	[1]	3,166	[2]
Related Allowance	405		428
Average Amortized Cost	3,208
Interest Income Recognized	119	[3]
Impaired Financing Receivables with Related Allowance [Member] | Residential Mortgage Loans | Residential Nonguaranteed
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	2,797		2,785
Amortized Cost	2,405	[1]	2,467	[2]
Related Allowance	293		309
Average Amortized Cost	2,451
Interest Income Recognized	88	[3]
Impaired Financing Receivables with Related Allowance [Member] | Residential Mortgage Loans | Home Equity
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	553		503
Amortized Cost	515	[1]	503	[2]
Related Allowance	86		93
Average Amortized Cost	528
Interest Income Recognized	23	[3]
Impaired Financing Receivables with Related Allowance [Member] | Residential Mortgage Loans | Residential Construction
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	246		226
Amortized Cost	221	[1]	196	[2]
Related Allowance	26		26
Average Amortized Cost	229
Interest Income Recognized	8	[3]
Impaired Financing Receivables with Related Allowance [Member] | Consumer Portfolio Segment
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	39
Amortized Cost	39	[1]
Related Allowance	9
Average Amortized Cost	39
Interest Income Recognized	3	[3]
Impaired Financing Receivables with Related Allowance [Member] | Consumer Portfolio Segment | Consumer Other Direct
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	12		11
Amortized Cost	12	[1]	11	[2]
Related Allowance	1		2
Average Amortized Cost	13
Interest Income Recognized	1	[3]
Impaired Financing Receivables with Related Allowance [Member] | Consumer Portfolio Segment | Consumer Credit Card
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	27
Amortized Cost	27	[1]
Related Allowance	8
Average Amortized Cost	26
Interest Income Recognized	$ 2	[3]

[1]	Amortized cost reflects charge-offs that have been recognized plus other amounts that have been applied to reduce the net book balance.
[2]	Amortized cost reflects charge-offs that have been recognized plus other amounts that have been applied to reduce net book balance.
[3]	Of the interest income recognized for the year ended December 31, 2011, cash basis interest income was $25 million.